Pension And Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Pension And Postretirement Benefits
Pension And Postretirement Benefits

NOTE 11. PENSION AND POSTRETIREMENT BENEFITS

Pension Benefits and Postretirement Benefits

Substantially all of our U.S. employees are covered by one of our noncontributory pension and death benefit plans. Our newly hired management employees participate in a cash balance pension program, while longer-service management employees participate in a pension program that has a traditional pension formula (i.e., a stated percentage of employees' adjusted career income) and a frozen cash balance, or a program that has a defined lump sum formula. Nonmanagement employees' pension benefits are generally calculated using one of two formulas: benefits are based on a flat dollar amount per year according to job classification or are calculated under a cash balance plan that is based on an initial cash balance amount and a negotiated annual pension band and interest credits. Most nonmanagement employees can elect to receive their pension benefits in either a lump sum payment or an annuity.

We also provide a variety of medical, dental and life insurance benefits to certain retired employees under various plans and accrue actuarially determined postretirement benefit costs as active employees earn these benefits.

Beginning in 2013, as a result of federal healthcare reform, we will begin contracting with a Medicare Part D plan on a group basis to provide prescription drug benefits to certain Medicare eligible retirees. This plan change resulted in the adoption of plan amendments during the fourth quarter of 2011, and will allow the Company to be eligible for greater Medicare Part D plan subsidies over time.

Obligations and Funded Status

For defined benefit pension plans, the benefit obligation is the “projected benefit obligation,” the actuarial present value, as of our December 31 measurement date, of all benefits attributed by the pension benefit formula to employee service rendered to that date. The amount of benefit to be paid depends on a number of future events incorporated into the pension benefit formula, including estimates of the average life of employees/survivors and average years of service rendered. It is measured based on assumptions concerning future interest rates and future employee compensation levels.

For postretirement benefit plans, the benefit obligation is the “accumulated postretirement benefit obligation,” the actuarial present value as of a date of all future benefits attributed under the terms of the postretirement benefit plan to employee service rendered to the valuation date.

The following table presents this reconciliation and shows the change in the projected benefit obligation for the years ended December 31:

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Benefit obligation at beginning of year	$53,917	$50,850	$36,638	$36,225
Service cost - benefits earned during the period	1,186	1,075	362	348
Interest cost on projected benefit obligation	2,958	3,150	2,051	2,257
Amendments	-	2	(1,830)	(742)
Actuarial loss	2,972	4,224	478	1,046
Special termination benefits	27	101	4	7
Benefits paid	(4,950)	(5,485)	(2,750)	(2,536)
Other	-	-	-	33
Benefit obligation at end of year	$56,110	$53,917	$34,953	$36,638

The following table presents the change in the value of plan assets for the years ended December 31 and the plans' funded status at December 31:

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Fair value of plan assets at beginning of year	$47,621	$46,873	$12,747	$11,513
Actual return on plan assets	2,238	6,230	(224)	1,472
Benefits paid[1]	(4,950)	(5,485)	(2,633)	(244)
Contributions	1,000	-	-	-
Other	(2)	3	-	6
Fair value of plan assets at end of year	45,907	47,621	9,890	12,747
Unfunded status at end of year[2]	$(10,203)	$(6,296)	$(25,063)	$(23,891)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce Voluntary Employee
Beneficiary Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with ERISA regulations.

Amounts recognized on our consolidated balance sheets at December 31 are listed below:

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Current portion of employee benefit obligation[1]	$-	$-	$(2,288)	$(2,394)
Employee benefit obligation[2]	(10,203)	(6,296)	(22,775)	(21,497)
Net amount recognized	$(10,203)	$(6,296)	$(25,063)	$(23,891)
[1] Included in "Accounts payable and accrued liabilities."
[2] Included in "Postemployment benefit obligation."

Prior service credits included in our accumulated OCI that have not yet been recognized in net periodic benefit cost were $149 for pension and $5,896 for postretirement benefits at December 31, 2011, and $164 for pension and $4,760 for postretirement benefits at December 31, 2010.

The accumulated benefit obligation for our pension plans represents the actuarial present value of benefits based on employee service and compensation as of a certain date and does not include an assumption about future compensation levels. The accumulated benefit obligation for our pension plans was $53,640 at December 31, 2011, and $51,915 at December 31, 2010.

Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income

Our combined net pension and postretirement cost recognized in our consolidated statements of income was $7,288, $3,750 and $2,253 for the years ended December 31, 2011, 2010 and 2009. A portion of pension and postretirement benefit costs is capitalized as part of the benefit load on internal construction and capital expenditures, providing a small reduction in the net expense recorded.

The following tables present the components of net periodic benefit obligation cost and other changes in plan assets and benefit obligations recognized in OCI:

Net Periodic Benefit Cost
	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Service cost – benefits earned during the period	$1,186	$1,075	$1,070	$362	$348	$334
Interest cost on projected benefit obligation	2,958	3,150	3,355	2,051	2,257	2,434
Expected return on assets	(3,690)	(3,775)	(3,766)	(1,040)	(943)	(784)
Amortization of prior service cost (credit)	(15)	(16)	58	(694)	(624)	(469)
Actuarial (gain) loss	4,498	1,768	(103)	1,672	510	124
Net pension and postretirement cost[1]	$4,937	$2,202	$614	$2,351	$1,548	$1,639
[1]	During 2011, 2010 and 2009, the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 reduced postretirement benefit cost by $280, $237 and $255. This effect is included in several line items above.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Prior service (cost) credit	$-	$-	$394	$1,134	$459	$1,863
Amortization of prior service cost (credit)	(10)	(10)	67	(430)	(388)	(223)
Total recognized in other comprehensive (income) loss (net of tax)	$(10)	$(10)	$461	$704	$71	$1,640

The estimated prior service credits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year is $15 for pension and $846 for postretirement benefits.

Assumptions

In determining the projected benefit obligation and the net pension and postemployment benefit cost, we used the following significant weighted-average assumptions:

	2011	2010	2009
Discount rate for determining projected benefit obligation at December 31	5.30%	5.80%	6.50%
Discount rate in effect for determining net cost	5.80%	6.50%	7.00%
Long-term rate of return on plan assets	8.25%	8.50%	8.50%
Composite rate of compensation increase for determining projected benefit obligation and net pension cost (benefit)	4.00%	4.00%	4.00%

Uncertainty in the securities markets and U.S. economy could result in investment returns less than those assumed. Should the securities markets decline or medical and prescription drug costs increase at a rate greater than assumed, we would expect increasing annual combined net pension and postretirement costs for the next several years. Should actual experience differ from actuarial assumptions, the projected pension benefit obligation and net pension cost and accumulated postretirement benefit obligation and postretirement benefit cost would be affected in future years.

Our expected return on plan assets is calculated using the actual fair value of plan assets. We recognize actual gains and losses on pension and postretirement plan assets immediately in our operating results. These gains and losses are measured annually as of December 31 and accordingly will be recorded during the fourth quarter, unless earlier remeasurements are required.

Discount Rate Our assumed discount rate of 5.30% at December 31, 2011, reflects the hypothetical rate at which the projected benefit obligations could be effectively settled or paid out to participants. We determined our discount rate based on a range of factors, including a yield curve composed of the rates of return on several hundred high-quality, fixed income corporate bonds available at the measurement date and the related expected duration for the obligations. These bonds were all rated at least Aa3 or AA- by one of the nationally recognized statistical rating organizations, denominated in U.S. dollars, and neither callable, convertible nor index linked. For the year ended December 31, 2011, we decreased our discount rate by 0.50%, resulting in an increase in our pension plan benefit obligation of $3,384 and an increase in our postretirement benefit obligation of $2,114. For the year ended December 31, 2010, we decreased our discount rate by 0.70%, resulting in an increase in our pension plan benefit obligation of $3,995 and an increase in our postretirement benefit obligation of $2,817.

Expected Long-Term Rate of Return Our expected long-term rate of return on plan assets of 8.25% for 2012 and 2011 reflects the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In setting the long-term assumed rate of return, management considers capital markets future expectations and the asset mix of the plans' investments. Actual long-term return can, in relatively stable markets, also serve as a factor in determining future expectations. We consider many factors that include, but are not limited to, historical returns on plan assets, current market information on long-term returns (e.g., long-term bond rates) and current and target asset allocations between asset categories. The target asset allocation is determined based on consultations with external investment advisers. If all other factors were to remain unchanged, we expect that a 1.00% decrease in the actual long-term rate of return would cause 2012 combined pension and postretirement cost to increase $525. However, any differences in the rate and actual returns will be included with the actuarial gain or loss recorded in the fourth quarter when our plans are remeasured. In 2012, we have decided to maintain 8.25% for our expected long-term rate of return, based on future market performance and lower economic growth in the near term.

Composite Rate of Compensation Increase Our expected composite rate of compensation increase of 4.00% reflects the long-term average rate of salary increases.

Healthcare Cost Trend Our healthcare cost trend assumptions are developed based on historical cost data, the near-term outlook and an assessment of likely long-term trends. In addition to the healthcare cost trend, we assume an annual 3.00% growth in administrative expenses and an annual 3.00% growth in dental claims. Due to benefit design changes (e.g., increased copays and deductibles for prescription drugs and certain medical services), we have generally experienced better-than-expected claims cost in recent years, resulting in an actuarial gain of $1,432 in 2011 and $1,263 in 2010. Our assumed annual healthcare cost trend rate for 2012 and 2011 is 5.00%.

A one percentage-point change in the assumed combined medical and dental cost trend rate would have the following effects:

	One Percentage-	One Percentage-
	Point Increase	Point Decrease
Increase (decrease) in total of service and interest cost components	$303	$(243)
Increase (decrease) in accumulated postretirement benefit obligation	3,383	(2,788)

Plan Assets

Plan assets consist primarily of private and public equity, government and corporate bonds, and real assets (real estate and natural resources). The asset allocations of the pension plans are maintained to meet ERISA requirements. Any plan contributions, as determined by ERISA regulations, are made to a pension trust for the benefit of plan participants. Our required contributions to our pension plan for 2012 are not considered significant. We maintain VEBA trusts to partially fund postretirement benefits; however, there are no ERISA or regulatory requirements that these postretirement benefit plans be funded annually.

The principal investment objectives are to ensure the availability of funds to pay pension and postretirement benefits as they become due under a broad range of future economic scenarios, to maximize long-term investment return with an acceptable level of risk based on our pension and postretirement obligations, and to be broadly diversified across and within the capital markets to insulate asset values against adverse experience in any one market. Each asset class has broadly diversified characteristics. Substantial biases toward any particular investing style or type of security are sought to be avoided by managing the aggregation of all accounts with portfolio benchmarks. Asset and benefit obligation forecasting studies are conducted periodically, generally every two to three years, or when significant changes have occurred in market conditions, benefits, participant demographics or funded status. Decisions regarding investment policy are made with an understanding of the effect of asset allocation on funded status, future contributions and projected expenses. The current asset allocation policy and risk level for the pension plan and VEBA assets are based on a study completed and approved during 2011.

The plans' weighted-average asset targets and actual allocations as a percentage of plan assets, including the notional exposure of future contracts by asset categories at December 31, are as follows:

	Pension Assets					Postretirement (VEBA) Assets
	Target			2011	2010	Target			2011	2010
Equity Securities:
Domestic	25%	-	35%	24%	29%	34%	-	44%	39%	42%
International	10%	-	20%	15	15	26%	-	36%	31	34
Fixed income securities	30%	-	40%	34	34	16%	-	26%	21	14
Real assets	6%	-	16%	11	9	0%	-	6%	1	1
Private equity	4%	-	14%	13	12	0%	-	10%	5	4
Other	0%	-	5%	3	1	0%	-	8%	3	5
Total				100%	100%				100%	100%

At December 31, 2011, AT&T securities represented less than 0.5% of assets held by our pension plans and less than 1.5% of assets held by our VEBA trusts.

Investment Valuation

Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See “Fair Value Measurements” for further discussion.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the year. If no sale was reported on that date, they are valued at the last reported bid price. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Over-the-counter (OTC) securities and government obligations are valued at the bid price or the average of the bid and asked price on the last business day of the year from published sources where available and, if not available, from other sources considered reliable. Depending on the types and contractual terms of OTC derivatives, fair value is measured using a series of techniques, such as Black-Scholes option pricing models, simulation models or a combination of various models.

Common/collective trust funds and other commingled (103-12) investment entities are valued at quoted redemption values that represent the net asset values of units held at year end which management has determined approximates fair value.

Alternative investments, including investments in private equity, real estate, natural resources, mezzanine and distressed debt, limited partnership interest, private bonds and hedge funds do not have readily available market values. These estimated fair values may differ significantly from the values that would have been used had a ready market for these investments existed, and such differences could be material. Alternative investments not having an established market are valued at fair value as determined by the investment managers. Private equity, mezzanine and distressed investments are often valued initially by the investment managers based upon cost. Thereafter, investment managers may use available market data to determine adjustments to carrying value based upon observations of the trading multiples of public companies considered comparable to the private companies being valued. Such market data used to determine adjustments to accounts for cash flows and company-specified issues include current operating performance and future expectations of the investments, changes in market outlook, and the third-party financing environment. Private equity partnership holdings may also include publicly held equity investments in liquid markets that are marked-to-market at quoted public values, subject to adjustments for large positions held. Real estate and natural resource direct investments are valued either at amounts based upon appraisal reports prepared by independent third-party appraisers or at amounts as determined by internal appraisals performed by the investment manager, which has been agreed to by an external valuation consultant. Private bond valuation is based upon pricing provided by an external pricing service when such pricing is available. In the event a security is too thinly traded or narrowly held to be priced by such a pricing service, or the price furnished by such external pricing services is deemed inaccurate, the managers will then solicit broker/dealer quotes (spreads or prices). In cases where such quotes are available, fair value will be determined based solely upon such quotes provided. Managers will typically use a pricing matrix for determining fair value in cases where an approved pricing service or a broker/dealer is unable to provide a fair valuation for specific fixed-rate securities such as many private placements. New fixed-rate securities will be initially valued at cost at the time of purchase. Thereafter, each bond will be assigned a spread from a pricing matrix that will be added to current Treasury rates. The pricing matrix derives spreads for each bond based on external market data, including the current credit rating for the bonds, credit spreads to Treasuries for each credit rating, sector add-ons or credits, issue specific add-ons or credits as well as call or other options.

Purchases and sales of securities are recorded as of the trade date. Realized gains and losses on sales of securities are determined on the basis of average cost. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date.

Non-interest bearing cash, temporary assets and overdrafts are valued at cost, which approximates fair value.

Fair Value Measurements

See Note 9 “Fair Value Measurements and Disclosure” for a discussion of fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The following table sets forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2011

Pension Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$64	$1	$-	$65
Interest bearing cash	1	-	-	1
Foreign currency contracts	-	6	-	6
Equity securities:
Domestic equities:
Large cap	4,745	-	-	4,745
Small and mid cap	3,554	5	-	3,559
International equities:
Developed markets	4,890	56	3	4,949
Emerging markets	983	6	1	990
Fixed income securities:
Asset-backed securities	-	413	8	421
Mortgage-backed securities	-	3,038	-	3,038
Collateralized mortgage-backed securities	-	316	-	316
Collateralized mortgage obligations/REMICS	-	490	-	490
Other Corporate and other bonds and notes:
Core	-	2,758	72	2,830
Long duration	-	2,421	-	2,421
U.S. Government and governmental agencies	71	4,414	-	4,485
Municipal bonds	-	281	-	281
Convertible and preferred securities	105	207	1	313
Fixed income funds	-	-	347	347
Private equity funds	-	1	5,931	5,932
Real assets:
Real assets	-	4	2,551	2,555
Real estate funds	-	6	2,662	2,668
Commingled funds:
Interest bearing investments	-	3,087	-	3,087
Hedge funds	-	945	9	954
Equities	-	1,117	-	1,117
Fixed income	-	943	384	1,327
Securities lending collateral	1,295	2,879	3	4,177
Assets at fair value	15,708	23,394	11,972	51,074

Overdrafts	59	-	-	59
Unrealized depreciation on foreign currency contracts	-	6	-	6
Investments sold short	537	-	-	537
Payable for variation margin	4	-	-	4
Liabilities at fair value	600	6	-	606
Total plan net assets at fair value	$15,108	$23,388	$11,972	$50,468
Other assets (liabilities)[1]				(4,561)
Total Plan Net Assets				$45,907
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$30	$340	$-	$370
Equity securities:
Domestic equities:
Large cap	1,785	-	-	1,785
Small and mid cap	1,179	1	-	1,180
International equities:
Developed markets	1,938	1	-	1,939
Emerging markets	641	-	-	641
Fixed income securities:
Asset-backed securities	-	51	-	51
Collateralized mortgage-backed securities	-	60	-	60
Collateralized mortgage obligations	-	28	-	28
Other Corporate and other bonds and notes:
Core	-	281	19	300
Long duration	-	53	-	53
Municipal bonds	-	12	-	12
U.S. Government and governmental agencies	48	607	-	655
Commingled funds:
Interest bearing investments	-	153	-	153
Hedge funds	-	81	5	86
Equities	136	1,045	-	1,181
Fixed income	39	966	-	1,005
Private equity assets	-	3	437	440
Real assets	-	-	124	124
Securities lending collateral	780	108	-	888
Receivable for foreign exchange contracts	3	-	-	3
Assets at fair value	6,579	3,790	585	10,954

Foreign exchange contracts payable	3	-	-	3
Liabilities at fair value	3	-	-	3
Total plan net assets at fair value	$6,576	$3,790	$585	$10,951
Other assets (liabilities)[1]				(1,061)
Total Plan Net Assets				$9,890
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2011:

Pension Assets	Equities	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$-	$391	$50	$5,617	$4,570	$10,628
Realized gains (losses)	(1)	17	-	164	2	182
Unrealized gains (losses)	1	(6)	-	448	666	1,109
Transfers in	3	393	-	-	-	396
Purchases	1	95	-	844	859	1,799
Sales	-	(75)	(41)	(1,142)	(884)	(2,142)
Balance at end of year	$4	$815	$9	$5,931	$5,213	$11,972

Postretirement Assets	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$19	$26	$496	$157	$698
Realized gains (losses)	-	-	70	(28)	42
Unrealized gains (losses)	-	-	(23)	31	8
Purchases	8	-	175	53	236
Sales	(8)	(21)	(281)	(89)	(399)
Balance at end of year	$19	$5	$437	$124	$585

The following tables set forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2010:

Pension Assets and Liabilities at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$100	$-	$-	$100
Interest bearing cash	-	22	-	22
Foreign currency contracts	-	57	-	57
Equity securities:
Domestic equities:
Large cap	6,698	-	-	6,698
Small and mid cap	4,786	7	-	4,793
International equities:
Developed markets	5,398	2	-	5,400
Emerging markets	708	32	-	740
Fixed income securities:
Asset-backed securities	-	709	3	712
Mortgage-backed securities	-	2,727	-	2,727
Collateralized mortgage-backed securities	-	414	-	414
Collateralized mortgage obligations/REMICS	-	657	-	657
Other Corporate and other bonds and notes:
Core	-	2,877	11	2,888
Long duration	-	2,168	-	2,168
U.S. Government and governmental agencies	270	3,841	-	4,111
Municipal bonds	-	230	-	230
Convertible and preferred securities	63	228	-	291
Fixed income funds	-	-	377	377
Registered investment companies	1	-	-	1
Private equity funds	-	1	5,617	5,618
Real assets:
Real assets	-	-	2,314	2,314
Real estate funds	-	-	2,256	2,256
Commingled funds:
Interest bearing investments	2	2,351	-	2,353
Hedge funds	-	831	50	881
Equities	-	1,769	-	1,769
Fixed income	-	1,253	-	1,253
Securities lending collateral	2,740	2,904	-	5,644
Variation margin receivable	3	-	-	3
Assets at fair value	20,769	23,080	10,628	54,477

Overdrafts	3	-	-	3
Unrealized depreciation on foreign currency contracts	57	-	-	57
Investments sold short	573	-	-	573
Written options payable	1	-	-	1
Liabilities at fair value	634	-	-	634
Total plan net assets at fair value	$20,135	$23,080	$10,628	$53,843
Other assets (liabilities)[1]				(6,222)
Total Plan Net Assets				$47,621
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$19	$524	$-	$543
Equity securities:
Domestic equities:
Large cap	2,298	-	-	2,298
Small and mid cap	1,452	-	-	1,452
International equities:
Developed markets	2,779	-	-	2,779
Emerging markets	843	-	-	843
Fixed income securities:
Asset-backed securities	-	51	-	51
Collateralized mortgage-backed securities	-	37	-	37
Collateralized mortgage obligations	-	43	-	43
Other Corporate and other bonds and notes:
Core	-	239	19	258
Long duration	-	83	-	83
Municipal bonds	-	6	-	6
U.S. Government and governmental agencies	11	620	-	631
Registered investment companies	14	-	-	14
Commingled funds:
Interest bearing investments	-	295	-	295
Hedge funds	-	77	26	103
Equities	153	1,168	-	1,321
Fixed income	35	1,572	-	1,607
Private equity assets	6	3	496	505
Real assets	-	-	157	157
Securities lending collateral	636	71	-	707
Receivable for foreign exchange contracts	2	-	-	2
Assets at fair value	8,248	4,789	698	13,735

Foreign exchange contracts payable	2	-	-	2
Liabilities at fair value	2	-	-	2
Total plan net assets at fair value	$8,246	$4,789	$698	$13,733
Other assets (liabilities)[1]				(986)
Total Plan Net Assets				$12,747
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2010:

Pension Assets	Equities	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$1	$337	$102	$4,714	$3,457	$8,611
Realized gains (losses)	(2)	40	-	434	135	607
Unrealized gains (losses)	(1)	15	(52)	942	636	1,540
Purchases, sales, issuances and settlements (net)	2	(1)	-	(473)	342	(130)
Balance at end of year	$-	$391	$50	$5,617	$4,570	$10,628

Postretirement Assets	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$19	$72	$479	$172	$742
Realized gains (losses)	-	-	49	14	63
Unrealized gains (losses)	-	-	28	(14)	14
Purchases, sales, issuances and settlements (net)	-	(46)	(60)	(15)	(121)
Balance at end of year	$19	$26	$496	$157	$698

Estimated Future Benefit Payments

Expected benefit payments are estimated using the same assumptions used in determining our benefit obligation at December 31, 2011. Because benefit payments will depend on future employment and compensation levels, average years employed and average life spans, among other factors, changes in any of these factors could significantly affect these expected amounts. The following table provides expected benefit payments under our pension and postretirement plans:

	Pension Benefits	Postretirement Benefits	Medicare Subsidy Receipts
2012	$6,629	$2,500	$(119)
2013	4,213	2,341	(19)
2014	4,174	2,292	(23)
2015	4,170	2,235	(26)
2016	4,160	2,210	(30)
Years 2017 - 2021	20,711	10,770	(201)

Supplemental Retirement Plans

We also provide certain senior- and middle-management employees with nonqualified, unfunded supplemental retirement and savings plans. While these plans are unfunded, we have assets in a designated nonbankruptcy remote trust that are independently managed and used to provide for these benefits. These plans include supplemental pension benefits as well as compensation-deferral plans, some of which include a corresponding match by us based on a percentage of the compensation deferral.

We use the same significant assumptions for the discount rate and composite rate of compensation increase used in determining the projected benefit obligation and the net pension and postemployment benefit cost. The following tables provide the plans' benefit obligations and fair value of assets at December 31 and the components of the supplemental retirement pension benefit cost. The net amount recorded as “Other noncurrent liabilities” on our consolidated balance sheets at December 31, 2011, was $2,294 and $2,270 at December 31, 2010.

The following table provides information for our supplemental retirement plans with accumulated benefit obligations in excess of plan assets:

	2011	2010
Projected benefit obligation	$(2,294)	$(2,270)
Accumulated benefit obligation	(2,223)	(2,154)
Fair value of plan assets	-	-

The following tables present the components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in OCI:

Net Periodic Benefit Cost	2011	2010	2009
Service cost – benefits earned during the period	$14	$12	$11
Interest cost on projected benefit obligation	126	134	140
Amortization of prior service cost	2	2	5
Actuarial (gain) loss	81	186	82
Net supplemental retirement pension cost	$223	$334	$238

Other Changes Recognized in Other Comprehensive Income	2011	2010	2009
Prior service (cost) credit	$6	$(5)	$(5)
Amortization of prior service cost (credit)	1	(2)	(3)
Total recognized in other comprehensive (income) loss (net of tax)	7	(7)	(8)

The estimated prior service credit for our supplemental retirement plan benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year is less than $1.

Deferred compensation expense was $96 in 2011, $96 in 2010 and $95 in 2009. Our deferred compensation liability, included in “Other noncurrent liabilities,” was $1,020 at December 31, 2011, and $1,003 at December 31, 2010.

Contributory Savings Plans

We maintain contributory savings plans that cover substantially all employees. Under the savings plans, we match in cash or company stock a stated percentage of eligible employee contributions, subject to a specified ceiling. There are no debt-financed shares held by the Employee Stock Ownership Plans, allocated or unallocated.

Our match of employee contributions to the savings plans is fulfilled with purchases of our stock on the open market or company cash. Benefit cost is based on the cost of shares or units allocated to participating employees' accounts and was $636, $607 and $586 for the years ended December 31, 2011, 2010 and 2009.